EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 47,094	$ 46,100
Additions1	10,798	1,284
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	44	682
Investment Accounted for Using Equity Method, Share of comprehensive income	2,755	2,465
Distributions received	(1,628)	(2,334)
Return of Capital	(480)	(432)
Foreign currency translation and other	541	(671)
Balance, end of period	$ 59,124	$ 47,094